Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (7,716)	$ (7,753)	$ (7,023)
Other comprehensive loss before reclassifications	(490)	968	(4,505)
Amounts reclassified from accumulated other comprehensive loss	(639)	(931)	3,775
Other comprehensive income (loss)	(1,130)	37	(730)
Balance	(8,846)	(7,716)	(7,753)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(10)	(627)	330
Other comprehensive loss before reclassifications	(1,024)	1,548	(1,814)
Amounts reclassified from accumulated other comprehensive loss	(639)	(931)	857
Other comprehensive income (loss)	(1,663)	617	(957)
Balance	(1,673)	(10)	(627)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(7,706)	(7,126)	(7,353)
Other comprehensive loss before reclassifications	533	(580)	(2,691)
Amounts reclassified from accumulated other comprehensive loss		0	2,918
Other comprehensive income (loss)	533	(580)	227
Balance	$ (7,173)	$ (7,706)	$ (7,126)